GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill	The following is a summary of the changes in the carrying amount of goodwill, franchise rights and other and other intangible assets as of December 31,

	2022	2021
Goodwill	$21,142	$234,883

Other intangible assets
Franchise rights - indefinite life	$236,678	$282,350
Other intangibles	23,795	22,175
	260,473	304,525
Less: accumulated amortization	13,060	2,459
Intangible assets, net	$247,413	$302,066

Schedule of Goodwill
The following is a summary of the changes in the carrying amount of goodwill by reporting unit during the years ended December 31, 2022 and 2021. In 2022, the Company recorded certain adjustments in the measurement period pertaining to intangible assets and goodwill.

	Powersports	Vehicle Logistics	Total
Balance at December 31, 2020	$—	$848	$848
RideNow acquisition	234,035	—	234,035
Balance at December 31, 2021	234,035	848	234,883
RideNow purchase accounting adjustments	(26,777)	—	(26,777)
Freedom Powersports acquisition	29,098	—	29,098
Other immaterial additions related to acquisitions	2,584	—	2,584
Impairment charges	(218,646)	—	(218,646)
Balance at December 31, 2022	$20,294	$848	$21,142

Schedule of Indefinite-Lived Intangible Assets	All franchise rights were allocated to the Company’s powersports reporting unit during the years then ended.

Total
Balance at December 31, 2020	$—
RideNow acquisition	282,350
Balance at December 31, 2021	282,350
RideNow purchase price adjustments	14,542
Freedom Powersports acquisition	39,661
Other immaterial additions related to acquisitions	2,168
Purchase of Honda Franchise	487
Purchase of 4Wheels Franchise	3,100
Impairment charges	(105,630)
Balance at December 31, 2022	$236,678

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Estimated annual amortization expense related to other intangibles:

2023	$7,908
2024	2,658
2025	99
2026	—
2027	—
Thereafter	—
$10,665